Document and Entity Information	Jan. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2026
Entity File Number	000-56294
Entity Registrant Name	THE CANNABIST COMPANY HOLDINGS INC.
Entity Central Index Key	0001776738
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	98-1488978
Entity Address, Address Line One	321 Billerica Road
Entity Address, City or Town	Chelmsford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01824
City Area Code	978
Local Phone Number	910-1486
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false